December 5, 2007

Securities and Exchange Commission
Office of Filings and Information Services
100F Street, NE
Washington, DC 20549

RE:	Dreyfus Investment Grade Funds, Inc.
1933 Act File No. 33-48926
1940 Act File No. 811-6718

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 32 to the Registration Statement, electronically filed with the Securities and Exchange Commission on November 28, 2007.

      Please address any comments or questions to the attention of the undersigned at (212) 922-6832.

     Thank you.

Very truly yours,

Florence Bryan
Senior Paralegal